Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel [Table Text Block]
	Year ended
	December 31,	December 31,
	2022	2021
Short-term benefits	$3,499	$3,879
Share-based payments	2,285	2,428
Total	$5,784	$6,307